Value Line Small Cap Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 97.8%
COMMUNICATION SERVICES 0.8%
	SOFTWARE 0.8%
39,300	Ziff Davis, Inc. (1)	$4,356,798
CONSUMER DISCRETIONARY 15.7%
	APPAREL 1.8%
71,700	Crocs, Inc. (1)	9,193,374
	AUTO PARTS & EQUIPMENT 0.8%
46,000	Adient PLC (1)	2,202,480
16,500	Visteon Corp. (1)	1,833,810
		4,036,290
	COMMERCIAL SERVICES 1.0%
89,900	Monro, Inc.	5,238,473
	ENGINEERING & CONSTRUCTION 1.3%
24,400	TopBuild Corp. (1)	6,732,204
	ENTERTAINMENT 3.8%
76,200	Churchill Downs, Inc.	18,356,580
26,900	Penn National Gaming, Inc. (1)	1,394,765
		19,751,345
	HOME BUILDERS 2.4%
20,800	Cavco Industries, Inc. (1)	6,607,120
38,000	LCI Industries	5,923,060
		12,530,180
	HOUSEHOLD PRODUCTS 1.1%
23,000	Helen of Troy Ltd. (1)	5,622,810
	INTERNET 0.2%
55,546	Stitch Fix, Inc. Class A (1)	1,050,930
	LEISURE TIME 0.6%
26,700	Planet Fitness, Inc. Class A (1)	2,418,486
22,000	Vista Outdoor, Inc. (1)	1,013,540
		3,432,026
	RETAIL 2.7%
21,900	Asbury Automotive Group, Inc. (1)	3,782,787
18,900	Dave & Buster's Entertainment, Inc. (1)	725,760
9,500	Lithia Motors, Inc.	2,821,025
12,500	Signet Jewelers Ltd.	1,087,875
19,800	Texas Roadhouse, Inc.	1,767,744
21,800	Wingstop, Inc.	3,767,040
		13,952,231
		81,539,863
CONSUMER STAPLES 3.0%
	COMMERCIAL SERVICES 0.2%
6,400	Medifast, Inc.	1,340,352
	FOOD 2.8%
59,200	Calavo Growers, Inc.	2,510,080
69,900	J&J Snack Foods Corp.	11,041,404
5,600	Lancaster Colony Corp.	927,360
		14,478,844
		15,819,196
FINANCIALS 10.3%
	BANKS 3.1%
206,496	First Financial Bankshares, Inc.	10,498,257
38,900	Walker & Dunlop, Inc.	5,869,232
		16,367,489
	DIVERSIFIED FINANCIAL SERVICES 3.3%
34,700	Enova International, Inc. (1)	1,421,312
19,400	LendingTree, Inc. (1)	2,378,440
187,650	Stifel Financial Corp.	13,214,313
		17,014,065
	INSURANCE 3.9%
24,300	eHealth, Inc. (1)	619,650
18,200	Primerica, Inc.	2,789,514
131,900	RLI Corp.	14,785,990
25,400	Selective Insurance Group, Inc.	2,081,276
		20,276,430
		53,657,984
HEALTHCARE 12.2%
	HEALTHCARE PRODUCTS 6.5%
22,700	CONMED Corp.	3,217,952
28,900	ICU Medical, Inc. (1)	6,859,126
20,300	iRhythm Technologies, Inc. (1)	2,389,107
220,462	Neogen Corp. (1)	10,011,180
56,200	Omnicell, Inc. (1)	10,140,728
5,574	STERIS PLC	1,356,767
		33,974,860
	HEALTHCARE SERVICES 5.7%
19,000	Chemed Corp.	10,051,760
71,300	Ensign Group, Inc.	5,986,348
8,100	LHC Group, Inc. (1)	1,111,563
15,900	Medpace Holdings, Inc. (1)	3,460,476
9,300	Pennant Group, Inc. (1)	214,644
38,000	Select Medical Holdings Corp.	1,117,200
77,800	US Physical Therapy, Inc.	7,433,790
		29,375,781
		63,350,641

December 31, 2021

Shares		Value
COMMON STOCKS 97.8% (continued)
INDUSTRIALS 29.9%
	AEROSPACE & DEFENSE 0.8%
31,000	Aerojet Rocketdyne Holdings, Inc.	$1,449,560
50,300	Mercury Systems, Inc. (1)	2,769,518
		4,219,078
	BUILDING MATERIALS 5.1%
119,399	AAON, Inc.	9,483,942
26,500	Lennox International, Inc.	8,595,540
64,000	Trex Co., Inc. (1)(2)	8,641,920
		26,721,402
	COMMERCIAL SERVICES 2.6%
14,800	ASGN, Inc. (1)	1,826,320
36,200	FTI Consulting, Inc. (1)	5,553,804
21,200	Insperity, Inc.	2,503,932
38,100	TriNet Group, Inc. (1)	3,629,406
		13,513,462
	COMPUTERS 0.9%
5,300	CACI International, Inc. Class A (1)	1,426,813
41,700	Science Applications International Corp.	3,485,703
		4,912,516
	DISTRIBUTION & WHOLESALE 0.8%
16,500	SiteOne Landscape Supply, Inc. (1)(2)	3,997,620
	ELECTRICAL EQUIPMENT 1.3%
85,700	EnerSys	6,775,442
	ELECTRONICS 2.2%
102,000	Woodward, Inc.	11,164,920
	ENGINEERING & CONSTRUCTION 4.1%
24,900	Dycom Industries, Inc. (1)	2,334,624
163,700	Exponent, Inc.	19,108,701
		21,443,325
	FOOD SERVICE 0.7%
198,800	Healthcare Services Group, Inc.	3,536,652
	HAND & MACHINE TOOLS 0.3%
9,141	Regal Rexnord Corp.	1,555,615
	MACHINERY DIVERSIFIED 4.1%
23,300	Applied Industrial Technologies, Inc.	2,392,910
13,500	Kadant, Inc.	3,111,480
37,600	Toro Co.	3,756,616
53,147	Watts Water Technologies, Inc. Class A	10,319,553
41,000	Zurn Water Solutions Corp.	1,492,400
		21,072,959
	METAL FABRICATE/HARDWARE 2.0%
52,500	RBC Bearings, Inc. (1)	10,603,425
	MISCELLANEOUS MANUFACTURERS 2.3%
19,400	Carlisle Cos., Inc.	4,813,528
26,400	EnPro Industries, Inc.	2,905,848
27,600	John Bean Technologies Corp.	4,238,256
		11,957,632
	RETAIL 0.6%
57,900	Rush Enterprises, Inc. Class A	3,221,556
	TEXTILES 0.7%
16,200	Unifirst Corp.	3,408,480
	TRANSPORTATION 1.2%
33,800	Landstar System, Inc.	6,050,876
	TRUCKING & LEASING 0.2%
11,500	GATX Corp.	1,198,185
		155,353,145
INFORMATION TECHNOLOGY 21.5%
	CHEMICALS 0.5%
9,300	Rogers Corp. (1)	2,538,900
	COMMERCIAL SERVICES 0.6%
36,600	Alarm.com Holdings, Inc. (1)	3,104,046
	COMPUTERS 5.1%
86,200	ExlService Holdings, Inc. (1)	12,479,174
47,900	MAXIMUS, Inc.	3,816,193
30,500	Qualys, Inc. (1)	4,185,210
51,400	Rapid7, Inc. (1)	6,049,266
		26,529,843
	ELECTRICAL EQUIPMENT 0.6%
9,200	Littelfuse, Inc.	2,895,056
	ELECTRONICS 1.4%
60,000	Itron, Inc. (1)	4,111,200
28,500	TD SYNNEX Corp.	3,259,260
		7,370,460
	INTERNET 1.9%
187,800	ePlus, Inc. (1)	10,118,664
	MISCELLANEOUS MANUFACTURERS 0.6%
26,000	Fabrinet (1)	3,080,220
	SEMICONDUCTORS 1.0%
17,000	Synaptics, Inc. (1)	4,921,670
	SOFTWARE 9.8%
79,300	ACI Worldwide, Inc. (1)	2,751,710
28,500	Concentrix Corp.	5,090,670
13,100	Consensus Cloud Solutions, Inc. (1)	758,097

Schedule of Investments (unaudited) (continued)

Shares		Value
COMMON STOCKS 97.8% (continued)
	SOFTWARE 9.8% (continued)
54,700	Everbridge, Inc. (1)	$3,682,951
83,900	Five9, Inc. (1)	11,521,148
47,100	LivePerson, Inc. (1)(2)	1,682,412
7,000	New Relic, Inc. (1)	769,720
104,500	SPS Commerce, Inc. (1)	14,875,575
76,400	Workiva, Inc. (1)	9,969,436
		51,101,719
		111,660,578
MATERIALS 4.4%
	CHEMICALS 2.1%
25,800	Balchem Corp.	4,349,880
26,700	Quaker Chemical Corp. (2)	6,161,826
6,800	Sensient Technologies Corp.	680,408
		11,192,114
	PACKAGING & CONTAINERS 2.3%
30,200	AptarGroup, Inc.	3,698,896
190,600	Silgan Holdings, Inc.	8,165,304
		11,864,200
		23,056,314
TOTAL COMMON STOCKS (Cost $247,163,813)		508,794,519
SHORT-TERM INVESTMENTS 2.3%
MONEY MARKET FUNDS 2.3%
11,260,081	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (3)	11,260,081
827,845	State Street Navigator Securities Lending Government Money Market Portfolio (4)	827,845
		12,087,926
TOTAL SHORT-TERM INVESTMENTS (Cost $12,087,926)		12,087,926
TOTAL INVESTMENT IN SECURITIES 100.1% (Cost $259,251,739)		$520,882,445
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.1% )		(765,867)
NET ASSETS(5) 100%		$520,116,578

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of December 31, 2021, the market value of the securities on loan was $6,685,211.
(3)	Rate reflects 7 day yield as of December 31, 2021.
(4)	Securities with an aggregate market value of $6,685,211 were out on loan in exchange for collateral including $827,845 of cash collateral as of December 31, 2021. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $259,251,739, aggregate gross unrealized appreciation was $269,958,830, aggregate gross unrealized depreciation was $8,328,124 and the net unrealized appreciation was $261,630,706.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets
Common Stocks*	$508,794,519	$—	$—	$508,794,519
Short-Term Investments	12,087,926	—	—	12,087,926
Total Investments in Securities	$520,882,445	$—	$—	$520,882,445

* See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended December 31, 2021, there were no Level 3 investments.